MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Details Narrative)	12 Months Ended
Dec. 31, 2021
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Major Customers [Member]
Total revenue percentage	10.00%